OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 7. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2019	2020
Loans receivable - current	$30	$32
Less: Allowance for loans receivable - current	(30)	(32)
Other receivable	—	3
Other	139	157
	$139	$160

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2018, 2019 and 2020:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$30	$29	$30
Reversal for collection of bad debt	—	—	—
Translation adjustment	(1)	1	2
Balance at end of year	$29	$30	$32